Long-term debt - Additional Information (Detail) (USD $)	Dec. 31, 2011
Notes and debentures that mature in 2012	$ 3,450,000,000
Notes and debentures that mature in 2013	1,610,000,000
Notes and debentures that mature in 2014	4,360,000,000
Notes and debentures that mature in 2015	1,900,000,000
Notes and debentures that mature in 2016	1,850,000,000
Long term debt redeemable	249,000,000
Long term debt redeemable in 2012	142,000,000
Long term debt redeemable in 2013	$ 107,000,000
Junior Subordinated Debentures
Debt instrument, stated interest rate	6.044%
Debt instrument, due date	2043
MEL Capital IV
Stock purchase date	Jun. 20, 2012